Schedule of Roll forward of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance, valuation allowance	$ 1,454	$ 901
Income tax expense	644	553
Balance, valuation allowance	$ 2,098	$ 1,454